Equity - Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (14,751)	€ (15,854)	€ (11,575)
Brazilian real
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(10,603)	(8,710)	(5,999)
Pound sterling
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(3,266)	(3,223)	(2,918)
Other currencies
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (882)	€ (3,921)	€ (2,658)